Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2018
Registrant Name	Pear Tree Funds
Central Index Key	0000722885
Amendment Flag	false
Document Creation Date	Feb. 04, 2019
Document Effective Date	Feb. 04, 2019
Prospectus Date	Jan. 31, 2019
Pear Tree PNC International Small Cap Fund | Ordinary Shares
Risk/Return:
Trading Symbol	QISOX
Pear Tree PNC International Small Cap Fund | Institutional Shares
Risk/Return:
Trading Symbol	QISIX
Pear Tree PNC International Small Cap Fund | R6 Shares
Risk/Return:
Trading Symbol	QISRX